Treasury shares	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Treasury shares
25.	Treasury shares
A total of 93,506,000 ordinary shares of the Company held by the Founders were put in escrow with service conditions and vested on monthly basis or by one tranche which are detailed in Note 27(b) and Note 27(c) respectively. As at December 31, 2019, 17,894,000 ordinary shares of the Company were still in escrow and considered as treasury shares. As at December 31, 2020, all the ordinary shares in escrow were vested and released.